Non-controlling interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Non-controlling interests percentage	25.61%
Non-current assets	$ 160,510,113	$ 70,320,914
Current assets	93,660,406	241,810,317
Non-current liabilities	(4,529,233)	(11,473,256)
Amount due to a related company	(39,484,014)	(57,195,115)
Equity attributable to equity shareholder of the parent Company	206,357,798	237,064,127
Non-controlling interests	3,799,474	6,398,733
Revenue	21,742,675	13,163,841	$ 12,532,744
Loss for the year	(64,777,332)	(190,453,387)	(174,016,842)
Equity shareholders of the Company	(62,723,871)	(190,453,333)	(174,009,273)
Non-controlling interests	(2,053,461)	(54)	(7,569)
Other comprehensive income for the year	1,795,623	(4,842,932)	260,112
Equity shareholders of the Company	(61,112,335)	(195,296,265)	(173,749,161)
Non-controlling interests	(1,869,374)	(54)	(7,569)
Total comprehensive income for the year	(62,981,709)	(195,296,319)	(173,756,730)
Net cash (used in)/from operating activities	(13,764,927)	14,514,596	13,416,497
Net cash used in investing activities	(82,952,171)	(46,144,693)	(22,021,580)
Net cash (used in)/from financing activities	(4,704,583)	143,318,808	29,316,942
Net cash outflow	(101,421,681)	$ 111,688,711	$ 20,711,859
Subsidiaries with material non-controlling interests
Disclosure of detailed information about business combination [line items]
Non-current assets	28,072,665
Current assets	18,267,042
Non-current liabilities	(3,666,563)
Amount due to a related company	(7,752,718)
Equity attributable to equity shareholder of the parent Company	25,977,305
Non-controlling interests	8,943,121
Revenue	17,085,906
Expenses	(25,054,425)
Loss for the year	(7,968,519)
Equity shareholders of the Company	(5,927,781)
Non-controlling interests	(2,040,738)
Other comprehensive income attributable to equity shareholder of the parent Company	534,723
Other comprehensive income attributable to non-controlling interests	184,087
Other comprehensive income for the year	718,810
Equity shareholders of the Company	(5,393,058)
Non-controlling interests	(1,856,651)
Total comprehensive income for the year	(7,249,709)
Net cash (used in)/from operating activities	(10,519,097)
Net cash used in investing activities	(522,742)
Net cash (used in)/from financing activities	(1,469,418)
Net cash outflow	(12,511,257)
Dividends paid to non-controlling interests	$ 0